Share-Based Compensation (Details) - Schedule of Option Granted	12 Months Ended
Apr. 27, 2023 $ / shares
Schedule of Option Granted [Abstract]
Spot price on valuation date (in Dollars per share)	$ 0.53
Expected volatility	123.34%
Risk-free interest rate	3.53%
Dividend yield	0.00%